Stockholders' equity (Tables)	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Schedule of Potentially be Issued Under Each Outstanding

Warrant	Shares to be issued upon exercise of remaining warrants based on the exercise price of $3.0032 as of June 30, 2026	Shares to be issued upon exercise of remaining warrants that exist as of June 30, 2026 based on the exercise price $2.4444 as of September 29, 2026
Class B1	53,142	65,291
Class B2	2,122,317	2,607,488
Class C1	12,801	15,728
Class C2	1,473,970	1,810,926
Total	3,662,230	4,499,433

Summary of the changes in the warrant liability
The following table presents the changes in the warrant liability during the period:

Balance as of December 31, 2025	29,161
Change in fair value of warrants	2,030,240
Exercise of warrants	(712,166)
Balance as of June 30, 2026	1,347,235